Financial Instruments	6 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
19.	FINANCIAL INSTRUMENTS

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Company as at 31 December 2025: (Unaudited)

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Investment in equity-accounted joint venture	-	-	114,046,056	114,046,056
Total assets recognised at fair value	-	-	114,046,056	114,046,056

Financial liabilities
Warrants liability	20,913,916	-	60,729,694	81,643,610
Total liabilities recognised at fair value	20,913,916	-	60,729,694	81,643,610

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Company as at 30 June 2025: (Audited)

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Investment in equity-accounted joint venture	-	-	107,856,418	107,856,418
Total assets recognised at fair value	-	-	107,856,418	107,856,418

Financial liabilities
Warrants liability	3,529,803	-	37,389,320	40,919,123
Total liabilities recognised at fair value	3,529,803	-	37,389,320	40,919,123

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Company as at 31 December 2025: (Unaudited)

	At amortised cost	Fair value through profit or loss	Fair value through OCI
	$	$	$
Financial assets
Trade and other receivables	33,246	-	-
Total current assets	33,246	-	-

Restricted cash	15,715,996	-	-
Total non-current assets	15,715,996	-	-

Total assets	15,749,242	-	-

	At amortised cost	Fair value through profit or loss
	$	$
Financial liabilities
Trade and other payables	24,367,006	-
Funding from related party	2,355,328	-
Warrants liabilities	-	81,643,610
Total current liabilities	26,722,334	81,643,610

Offtake prepayment	15,000,000	-
Total non-current liabilities	15,000,000	-

Total liabilities	41,722,334	-

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Company as at 30 June 2025: (Audited)

	At amortised cost	Fair value through profit or loss	Fair value through OCI
	$	$	$
Financial assets
Trade and other receivables	47,894	-	-
Total current assets	47,894	-	-

Restricted cash	15,470,178	-	-
Total non-current assets	15,470,178	-	-

Total assets	15,518,072	-	-

	At amortised cost	Fair value through profit or loss
	$	$
Financial liabilities
Trade and other payables	17,971,783	-
Funding from related party	5,854,852	-
Warrants liabilities	-	40,919,123
Total current liabilities	23,826,635	40,919,123

Offtake prepayment	15,000,000	-
Total non-current liabilities	15,000,000	-

Total liabilities	38,826,635	40,919,123